Exceptional items - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Share issue related cost	€ (115,113)
Amortization of IFRS 9 impact	(700)	€ (1,600)	€ (1,600)
Capital reorganization / FPAC Merger
Disclosure of detailed information about business combination [line items]
Share issue related cost	135,300
Incremental fair value granted, modified share-based payment arrangements	59,700
Decrease through write-off, financial assets	8,100
Amortization of IFRS 9 impact	3,600
Transaction bonus	6,000
Corporate restructuring advisory fee	45,200
ZigZag
Disclosure of detailed information about business combination [line items]
Corporate restructuring advisory fee	€ 5,500